Financial Instruments and Risk Management - Additional Information (Detail)		12 Months Ended
	Jul. 28, 2016 USD ($)	Dec. 31, 2016 USD ($) Securities Customer	Dec. 31, 2015 USD ($) Securities Customer	Dec. 31, 2014 USD ($)	Jul. 03, 2014 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions		80.00%
Maximum percentage for manufacturing costs of forecasted transactions		70.00%
Maximum percentage for designated hedged item of forecasted transactions		100.00%
Hedge exposure to the variability of cash flows for forecasted transactions		24 months
Cost of sales		$ (4,518,000,000)	$ (4,565,000,000)	$ (4,906,000,000)
Realized gain (loss) on reduction in operating expenses		(2,000,000)	(65,000,000)	(1,000,000)
Ineffective portion of hedge was recorded on Other income and expenses, net		0	0	0
Deferred losses on derivative instrument, net of tax		$ 47,000,000
Period of Accumulated other comprehensive income (loss)		12 months
Amount reclassified as Other Income and Expenses, net		$ 0
Fair value of assets		2,000,000	6,000,000
Fair value of liabilities		$ 45,000,000	$ 25,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total		20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer		0	0
Property, plant and equipment	$ 2,000,000
Goodwill	42,000,000	$ 116,000,000	$ 76,000,000	82,000,000
Impairment charge on investments		$ 0	$ 0
Aggregate carrying amount of cost-method investments				3,000,000
Cost-method investments, Other-than-temporary impairment charge				3,000,000
Securities in unrealized loss position | Securities		0	0
AMS [Member]
Derivative [Line Items]
Purchase consideration paid in cash	78,000,000
Acquisition-date fair value of a sales earn-out value, low	12,000,000
Acquisition-date fair value of a sales earn-out value, high	37,000,000
Property, plant and equipment	2,000,000
Goodwill	42,000,000
Technology [Member]
Derivative [Line Items]
Intangible assets	6,000,000
Technology [Member] | AMS [Member]
Derivative [Line Items]
Intangible assets	6,000,000
In-process R&D [Member]
Derivative [Line Items]
Intangible assets	40,000,000
In-process R&D [Member] | AMS [Member]
Derivative [Line Items]
Intangible assets	$ 40,000,000
Zero Coupon due 2019 (Tranche A) [Member]
Derivative [Line Items]
Debt discount rate		2.40%	2.40%
Interest rate		1.00%
Expected life of the instrument		5 years
1.0% due 2021 (Tranche B) [Member]
Derivative [Line Items]
Debt discount rate		3.22%	3.22%
Interest rate		1.00%
Expected life of the instrument		7 years
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Fair value of liability component					$ 878,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable		10.00%	10.00%
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Cost of sales		$ (7,000,000)	$ (105,000,000)	(1,000,000)
Currency Collars [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)		12,000,000
Fair value of assets		0
Fair value of liabilities		12,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets		2,000,000
Fair value of liabilities		33,000,000
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments		$ 375,000,000	372,000,000	286,000,000
Foreign currency forward contracts maturity term		26 days
Fair value of assets		$ 1,000,000	1,000,000
Fair value of liabilities		$ 2,000,000	1,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		3 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		254 days
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments		$ 1,370,000,000	1,449,000,000	$ 1,386,000,000
Foreign currency forward contracts maturity term		153 days
Fair value of assets		$ 1,000,000	5,000,000
Fair value of liabilities		$ 43,000,000	$ 24,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		4 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		19 months